Note 15 - Stock-based Compensation - Assumptions to Calculate Fair Value of Each Employee Stock Option (Details) - Time-based Stock Option [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expected term (Year)	6 years 3 months 18 days
Risk-free interest rate, minimum	1.60%
Risk-free interest rate, maximum	3.00%
Expected volatility	88.00%	90.00%
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Expected term (Year)		6 years
Risk-free interest rate, minimum		0.90%
Maximum [Member]
Expected term (Year)		6 years 2 months 12 days
Risk-free interest rate, maximum		1.30%